CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 12, 2020	Dec. 31, 2019	Jun. 26, 2019	Jun. 07, 2019
Temporary Equity, Shares Outstanding	57,909,708		53,712,502		61,025,925
Preferred Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized	1,000,000		1,000,000		1,000,000
Preferred Stock, Shares Issued	0		0		0
Preferred Stock, Shares Outstanding	0		0		0
Class A Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000		200,000,000		200,000,000
Common Stock, Shares, Issued	11,090,292		15,287,498		7,974,075
Common Stock, Shares, Outstanding	11,090,292	3,840,000	15,287,498		7,974,075
Common Stock, Redemption Shares	57,909,708		53,712,502		61,025,925
Class B Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.0001		$ 0.0001		$ 0.0001
Common Stock, Shares Authorized	20,000,000		20,000,000		20,000,000
Common Stock, Shares, Issued	17,250,000		17,250,000		17,250,000
Common Stock, Shares, Outstanding	17,250,000	160,000	17,250,000		17,250,000	17,250,000	11,500,000